As filed with the Securities and Exchange Commission on November 19, 2009

                                                     Registration No. 333-161836


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No. ___   X Post-Effective Amendment No. 1

                        (check appropriate box or boxes)

                                DAILY INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                   600 FIFTH AVENUE, NEW YORK, NEW YORK 10020
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1-212-830-5200

                                 Christine Manna
                          Reich & Tang Asset Management
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and Address of Agent for Service)

                                   Copies to:

                            Michael R. Rosella, Esq.
                     Paul, Hastings, Janofsky and Walker LLP
                               75 East 55th Street
                            New York, New York 10022




It is proposed that this filing will become automatically effective pursuant to Rule 485(b).


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                                EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Daily Income Fund (the "Trust") regarding U.S. Government Portfolio, a series of Daily Income Fund, on Form N-14 hereby incorporates Part A and Part B from the Trust's filing of the definitive combined information statement/prospectus and statement of additional information pursuant to Rule 497(b) filed on October 14, 2009 (File No. 333-161836). This Post-Effective Amendment No.1 is being filed to add the required legal and tax opinions as an Exhibit to Part C of the Registration Statement.


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Item 15. Indemnification

The Registrant incorporates herein by reference the response to Item 27 of the Registration Statement filed with the SEC on July 28, 1997 with Post-Effective Amendment No. 5.

Item 16. Exhibits

1.

     (a) Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

     (b) Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

2. Amended and Restated By-laws of the Registrant filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

3.   Not Applicable.

4. Agreement and Plan of Reorganization, is incorporated by reference to the Registrant's Registration Statement on Form N-14 as filed with the SEC via Edgar on September 10, 2009.

5. Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust's Declaration of Trust and By-laws.

6.

     (a) Investment Management Contract dated October 30, 2000 between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

     (b) Amendment to the Investment Management Contract dated July 20, 2006, between the Registrant and Reich & Tang Asset Management, LLC filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on July 29, 2008, and incorporated herein by reference.

7. Form of Amended and Restated Distribution Agreement dated October 30, 2000, as amended and restated on July 20, 2006, September 21, 2006 and May 22, 2007 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.


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8. Not Applicable.

9.

     (a) Custody Agreement between the Registrant and Bank of New York Mellon filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on July 28, 2006, and incorporated herein by reference.

     (b) Amendment to the Custody Agreement dated October 16, 2006, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (c) Amendment to Schedule I of the Custody Agreement dated January 12, 2009 between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on July 29, 2009, and incorporated herein by reference.

     (d) Amendment to Schedule II of the Custody Agreement dated January 12, 2009 between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on July 29, 2009, and incorporated herein by reference.

     (e) Amendment to the Custody Agreement dated January 12, 2009 between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on July 29, 2009, and incorporated herein by reference.

10. Amended and Restated Distribution and Service Plan dated January 25, 2001, as amended and restated on January 29, 2004, July 20, 2006 and may 22, 2007 pursuant to Rule 12b-1 under the Investment Company Act of 1940 filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

11.  Opinion and Consent of Counsel

     (a) Opinion of Counsel regarding legality of issuance of shares and other matters - filed herewith

     (b) Consent of Counsel, is incorporated by reference to the Registrant's Registration Statement on Form N-14 as filed with the SEC via Edgar on September 10, 2009.

12. Opinion of Counsel on tax matters - filed herewith

13.  Other Material Contracts


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     (a)  Administrative Services Agreement dated October 30, 2000, between the
          Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

     (a.1) Amendment to the Administrative Services Agreement dated July 20,
          2006, between the Registrant and Reich & Tang Asset Management, LLC filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on July 29, 2008, and incorporated herein by reference.

     (b) Transfer Agency Agreement and Addendum to the Transfer Agency Agreement between Registrant and Reich & Tang Asset Services, Inc. filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1a on July 28, 2003, and incorporated herein by reference.

     (c) Fund Accounting Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

     (c.1) Amendment to the Fund Accounting Agreement dated October 16, 2006, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (c.2) Amendment to the Fund Accounting Agreement dated January 12, 2009, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on July 29, 2009, and incorporated herein by reference.

     (d) Cash Management Agreement and Related Services Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

     (d.1) Amendment to the Cash Management Agreement and Related Services
          Agreement dated October 16, 2006, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (d.2) Amendment to the Cash Management Agreement dated January 12, 2009, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on July 29, 2009, and incorporated herein by reference.

     (f) Form of Amended and Restated Expense Limitation Agreement dated May 22, 2007 among the Registrant, on behalf of the Institutional Class, Institutional Service Class, Investor Class, Investor Service Class, Short Term Income Shares Class, Retail Class and Pinnacle Class filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.


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     (g)  Form of Amended and Restated Shareholder Servicing Agreement dated
          October 30, 2000, as amended and restated on July 20, 2006 and May 22, 2007 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

14. Consent of PricewaterhouseCoopers LLP is incorporated by reference to the Registrant's Registration Statement on Form N-14 as filed with the SEC via Edgar on September 10, 2009.

15.  Not Applicable.

16. Powers of Attorney of the Trustees of the Registrant filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on July 29, 2009, and incorporated herein by reference.

17.

     (a) Prospectus of Sentinel Group Funds, Inc. dated March 31, 2009, and supplemented on June 17, 2009, incorporated by reference from the filings on March 30, 2009 and June 17, 2009.

     (b) Statement of Additional Information of Sentinel Group Funds, Inc. dated March 31, 2009 incorporated by reference from the filing on March 30, 2009.

     (c) Annual Report of Sentinel Group Funds, Inc. for the fiscal year ended November 30, 2008, incorporated by reference to the filing on February 6, 2009.

     (d) Semi-Annual Report of Sentinel Group Funds, Inc. for the period ended May 31, 2009, incorporated by reference to the filing on August 5, 2009.

     (e) Prospectus of Daily Income Fund dated July 29, 2009 incorporated by reference from the filing on July 29, 2009.

     (f) Statement of Additional Information of Daily Income Fund dated July 29, 2009, and supplemented on August 31, 2009, incorporated by reference from the filings on July 29, 2009 and August 31, 2009.

     (g) Annual Report of Daily Income Fund for the fiscal year ended March 31, 2009, incorporated by reference to the filing on June 8, 2009.

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ITEM 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 19th day of November, 2009.

                                           DAILY INCOME FUND

                                                  /s/ Michael P. Lydon
                                           By:   _________________________
                                                      Michael P. Lydon
                                                      President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities indicated on the 19th of November, 2009.

  Signatures                    Title                        Date


/s/ Michael P. Lydon        President and Trustee      November 19, 2009
____________________
Michael P. Lydon

/s/ Joseph Jerkovich        Treasurer                  November 19, 2009
____________________
Joseph Jerkovich

/s/ Steven W. Duff
____________________        Trustee                    November 19, 2009
Steven W. Duff


Albert R. Dowden*           Trustee
Carl Frischling*            Trustee
Dr. W. Giles Mellon*        Trustee
Dr. Yung Wong*              Trustee
Robert Straniere*           Trustee
Edward A. Kuczmarski*       Trustee
William Lerner*             Trustee
James L. Schultz*           Trustee                    November 19, 2009

                                                       November 19, 2009
/s/ Joseph Jerkovich
____________________
Joseph Jerkovich
Attorney-in-Fact*

* Executed copies of the Powers of Attorney were filed as Exhibit (q) to Registration Statement on July 29, 2009.

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                                    Exhibits

(11)(a) Opinion of Sullivan & Worcester LLP, special Massachusetts counsel.

(12) Opinion of Paul, Hastings, Janofsky & Walker LLP, on certain tax matters.








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